Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 82,674	$ 49,299	$ 52,551
Restricted cash	25,221	12,208	7,484
Loans at fair value (includes $396,081, $1,158,302, and $1,580,656 from consolidated Trust, respectively)	2,533,671	1,829,042	781,215
Accrued interest receivable (includes $2,765, $10,061, and $13,849 from consolidated Trust, respectively)	22,348	15,975	5,521
Property, equipment and software, net	23,686	12,595	1,578
Intangible assets, net	37,690
Goodwill	72,592
Other assets	16,521	23,921	2,366
Due from related parties	443	355	115
Total assets	2,814,846	1,943,395	850,830
Liabilities:
Accounts payable	3,354	4,524	1,210
Accrued interest payable (includes $3,347, $11,176, and $15,939 from consolidated Trust, respectively)	25,723	17,741	6,678
Accrued expenses and other liabilities	26,004	9,128	3,366
Payable to investors	17,366	3,918	2,050
Notes and certificates, at fair value (includes $396,081, $1,158,302, and $1,580,656 from consolidated Trust, respectively)	2,551,640	1,839,990	785,316
Term loan	49,219	0
Total liabilities	2,673,306	1,875,301	798,620
Commitments and contingencies (see Note 16)
Stockholders' Equity:
Preferred stock	177,300	103,244	103,023
Common stock, $0.01 par value; 360,000,000, 360,000,000 and 372,000,000 shares authorized at December 31, 2012, December 31, 2013 and September 30, 2014 (unaudited), respectively; 45,167,448, and 54,986,640 shares issued and outstanding at December 31, 2012 and December 31, 2013, respectively, and 60,921,190 and 310,300,049 shares issued and outstanding as of September 30, 2014 (unaudited), actual and pro forma (unaudited), respectively	609	138	123
Additional paid-in capital	37,817	15,041	6,713
Treasury stock (70,560 shares of common stock held at December 31, 2012)			(12)
Accumulated deficit	(74,186)	(50,329)	(57,637)
Total stockholders' equity	141,540	68,094	52,210
Total liabilities and stockholders' equity	2,814,846	1,943,395	850,830
Pro Forma
Assets:
Cash and cash equivalents	82,674
Restricted cash	25,221
Loans at fair value (includes $396,081, $1,158,302, and $1,580,656 from consolidated Trust, respectively)	2,533,671
Accrued interest receivable (includes $2,765, $10,061, and $13,849 from consolidated Trust, respectively)	22,348
Property, equipment and software, net	23,686
Intangible assets, net	37,690
Goodwill	72,592
Other assets	16,521
Due from related parties	443
Total assets	2,814,846
Liabilities:
Accounts payable	3,354
Accrued interest payable (includes $3,347, $11,176, and $15,939 from consolidated Trust, respectively)	25,723
Accrued expenses and other liabilities	26,004
Payable to investors	17,366
Notes and certificates, at fair value (includes $396,081, $1,158,302, and $1,580,656 from consolidated Trust, respectively)	2,551,640
Term loan	49,219
Total liabilities	2,673,306
Commitments and contingencies (see Note 16)
Stockholders' Equity:
Common stock, $0.01 par value; 360,000,000, 360,000,000 and 372,000,000 shares authorized at December 31, 2012, December 31, 2013 and September 30, 2014 (unaudited), respectively; 45,167,448, and 54,986,640 shares issued and outstanding at December 31, 2012 and December 31, 2013, respectively, and 60,921,190 and 310,300,049 shares issued and outstanding as of September 30, 2014 (unaudited), actual and pro forma (unaudited), respectively	3,103
Additional paid-in capital	212,623
Accumulated deficit	(74,186)
Total stockholders' equity	141,540
Total liabilities and stockholders' equity	$ 2,814,846